Earnings per Common Share	9 Months Ended
Sep. 30, 2011
Earnings per Common Share
Earnings per Common Share

11. Earnings per Common Share

        The limited partners' outstanding limited partnership units in the Operating Partnership (which may be redeemed for common shares of beneficial interest under certain circumstances) have been excluded from the diluted earnings per share calculation as there was no effect on the amounts for the three and nine months ended September 30, 2011, since the limited partners' share of income would also be added back to net income. Any anti-dilutive shares have been excluded from the diluted earnings per share calculation. Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities and are included in the computation of earnings per share pursuant to the two-class method. Accordingly, distributed and undistributed earnings attributable to unvested restricted shares (participating securities) have been excluded, as applicable, from net income or loss attributable to common shareholders utilized in the basic and diluted earnings per share calculations. Net income or loss figures are presented net of noncontrolling interests in the earnings per share calculations. The weighted average number of OP units held by the noncontrolling interest was 894,000 for both the three and nine months ended September 30, 2011.

        For the three and nine months ended September 30, 2011, diluted weighted average common shares do not include the impact of unvested compensation-related shares because the effect of these items on diluted earnings per share would be anti-dilutive. For the three and nine months ended September 30, 2011, there were 1,044,059 anti-dilutive compensation-related shares outstanding.

        The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share data):

	For the three months ended,	For the nine months ended,
	September 30, 2011
Numerator:
Net income (loss) attributable to common shareholders before discontinued operations	$8,349	$(9,219)
Add: Income from discontinued operations	22,970	21,838

Net income attributable to common shareholders	31,319	12,619
Less: Dividends paid on unvested restricted shares	(157)	(247)

Net income attributable to common shareholders excluding amounts attributable to unvested restricted shares	$31,162	$12,372

Denominator:
Weighted-average number of common shares—basic	105,228,305	89,316,830
Unvested restricted shares(1)	—	—

Weighted-average number of common shares—diluted	105,228,305	89,316,830

Net income (loss) per share attributable to common shareholders before discontinued operations—basic and diluted	$0.08	$(0.10)
Discontinued operations	0.22	0.24

Net income per share attributable to common shareholders—basic and diluted	$0.30	$0.14

(1)
Anti-dilutive for all periods presented.

        Unvested restricted shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per share. For the three months and nine months ended September 30, 2011, no earnings representing nonforfeitable dividends were allocated to the unvested restricted shares issued, because those shares were anti-dilutive for both periods.